Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

December 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Information Technology – 17.8%
Electronic Equipment, Instruments & Components – 0.6%
Simplo Technology Co., Ltd.	4,074,000	$50,868,315

IT Services – 1.5%
Adyen NV(a) (b)	11,760	27,324,839
Amadeus IT Group SA - Class A	563,910	41,626,284
Otsuka Corp.	1,186,000	62,558,012

		131,509,135

Semiconductors & Semiconductor Equipment – 7.3%
ASML Holding NV	246,772	119,481,317
MediaTek, Inc.	2,897,000	77,255,089
NXP Semiconductors NV	422,737	67,219,410
SCREEN Holdings Co., Ltd.	700,700	51,672,752
STMicroelectronics NV	1,498,040	55,421,104
Taiwan Semiconductor Manufacturing Co., Ltd.	7,466,000	141,237,767
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	628,090	68,486,934
United Microelectronics Corp.	30,756,000	51,724,278

		632,498,651

Software – 6.7%
Avast PLC(a)	8,148,074	59,829,474
Check Point Software Technologies Ltd.(b)	823,310	109,426,132
Constellation Software, Inc./Canada	162,702	211,276,133
Nice Ltd.(b)	175,828	49,744,822
Oracle Corp./Japan	766,500	99,916,805
SAP SE	400,123	51,823,402
Topicus.com, Inc.(b) (c) (d)	302,596	1,143,988

		583,160,756

Technology Hardware, Storage & Peripherals – 1.7%
Samsung Electronics Co., Ltd.	1,010,240	75,440,145
Samsung Electronics Co., Ltd. (GDR)(a)	37,766	68,922,950

		144,363,095

		1,542,399,952

Consumer Discretionary – 15.0%
Auto Components – 0.3%
Faurecia SE(b)	495,333	25,379,193

Automobiles – 6.1%
Hyundai Motor Co.(b)	324,290	57,481,362
Kia Motors Corp.	3,077,240	177,300,558
Peugeot SA(b)	8,825,986	241,705,335
Suzuki Motor Corp.	1,226,100	56,836,485

		533,323,740

Diversified Consumer Services – 1.5%
New Oriental Education & Technology Group, Inc.(b)	360,550	64,738,966

Company	Shares	U.S. $ Value
New Oriental Education & Technology Group, Inc. (Sponsored ADR)(b)	344,190	$63,953,944

		128,692,910

Hotels, Restaurants & Leisure – 1.7%
Compass Group PLC	2,156,490	40,221,462
Entain PLC(b)	4,505,110	69,877,884
OPAP SA	2,593,340	34,672,794

		144,772,140

Household Durables – 0.7%
Persimmon PLC	1,604,630	60,563,208

Internet & Direct Marketing Retail – 3.2%
Alibaba Group Holding Ltd.(b)	9,229,380	268,431,935
Alibaba Group Holding Ltd. (Sponsored ADR)(b)	50,705	11,800,574

		280,232,509

Multiline Retail – 1.5%
B&M European Value Retail SA	18,050,086	127,068,275

		1,300,031,975

Financials – 14.7%
Banks – 7.1%
Bank Hapoalim BM(b)	4,192,680	28,796,334
China Construction Bank Corp. - Class H	82,288,000	62,068,097
Erste Group Bank AG(b)	1,427,539	43,486,710
Hana Financial Group, Inc.	3,402,400	108,371,025
ICICI Bank Ltd.(b)	6,154,612	45,168,418
KB Financial Group, Inc.	812,360	32,264,513
KB Financial Group, Inc. (ADR)	778,490	30,828,204
KBC Group NV(b)	567,190	39,692,611
Mediobanca Banca di Credito Finanziario SpA	4,607,660	42,652,314
Mitsubishi UFJ Financial Group, Inc.	13,807,500	61,134,330
OTP Bank Nyrt(b)	955,760	43,070,914
Sberbank of Russia PJSC (Sponsored ADR)	2,665,783	38,653,853
Westpac Banking Corp.	2,909,940	43,303,744

		619,491,067

Capital Markets – 4.0%
Credit Suisse Group AG	6,394,147	82,553,999
Partners Group Holding AG	133,756	157,168,839
Singapore Exchange Ltd.	14,840,500	104,239,611

		343,962,449

Consumer Finance – 0.0%
Isracard Ltd.	2	7

Insurance – 3.6%
Allianz SE	351,300	86,304,870
ASR Nederland NV	1,285,210	51,422,605
NN Group NV	2,156,210	93,213,427

Company	Shares	U.S. $ Value
Suncorp Group Ltd.	10,585,963	$79,664,399

		310,605,301

		1,274,058,824

Consumer Staples – 11.0%
Beverages – 0.7%
Asahi Group Holdings Ltd.	1,547,800	63,741,798

Food & Staples Retailing – 2.9%
Coles Group Ltd.	3,119,579	43,584,963
Koninklijke Ahold Delhaize NV	5,712,470	161,156,367
X5 Retail Group NV (GDR)(a)	1,270,230	45,880,708

		250,622,038

Food Products – 4.7%
Calbee, Inc.	2,232,200	67,288,588
Morinaga & Co., Ltd./Japan	1,030,600	38,767,814
Nestle SA	2,231,035	263,733,472
Salmar ASA	683,620	40,053,767

		409,843,641

Household Products – 0.4%
Unicharm Corp.	679,400	32,221,216

Personal Products – 0.5%
Unilever PLC	682,510	40,932,627

Tobacco – 1.8%
British American Tobacco PLC	1,005,728	37,349,589
Swedish Match AB	1,549,310	120,568,438

		157,918,027

		955,279,347

Communication Services – 9.7%
Diversified Telecommunication Services – 2.2%
Nippon Telegraph & Telephone Corp.	7,522,100	193,009,414

Entertainment – 2.8%
Konami Holdings Corp.	970,800	54,623,234
NCSoft Corp.	118,170	101,454,993
Nintendo Co., Ltd.	136,700	87,753,356

		243,831,583

Interactive Media & Services – 4.2%
Auto Trader Group PLC	11,983,460	97,542,258
Kakaku.com, Inc.	3,404,600	93,195,273
Tencent Holdings Ltd.	2,418,800	174,041,776

		364,779,307

Media – 0.5%
Informa PLC(b)	5,719,350	42,765,688

		844,385,992

Health Care – 8.2%
Biotechnology – 0.5%
Genmab A/S(b)	108,993	44,195,994

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 1.6%
ConvaTec Group PLC(a)	12,057,157	$32,844,438
Getinge AB - Class B	2,616,810	61,237,706
Koninklijke Philips NV(b)	810,859	43,678,974

		137,761,118

Health Care Providers & Services – 0.0%
NMC Health PLC(b) (c) (d)	529,451	1

Pharmaceuticals – 6.1%
Astellas Pharma, Inc.	2,609,200	40,400,226
Novo Nordisk A/S - Class B	2,459,600	171,579,575
Roche Holding AG	827,762	288,308,231
Santen Pharmaceutical Co., Ltd.	2,008,600	32,622,135

		532,910,167

		714,867,280

Industrials – 7.8%
Aerospace & Defense – 0.8%
Saab AB - Class B(b)	2,443,600	71,099,359

Electrical Equipment – 1.5%
Fuji Electric Co., Ltd.	1,767,000	63,781,693
Schneider Electric SE	458,580	66,277,383

		130,059,076

Machinery – 1.7%
Weichai Power Co., Ltd. - Class A	20,780,060	50,221,269
Weichai Power Co., Ltd. - Class H	15,993,000	32,157,352
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	20,478,105	31,044,892
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H	30,156,600	36,185,672

		149,609,185

Professional Services – 2.7%
Recruit Holdings Co., Ltd.	2,299,000	96,564,760
RELX PLC	1,903,400	46,512,609
RELX PLC (London)	1,086,400	26,581,407
Wolters Kluwer NV	725,910	61,242,961

		230,901,737

Trading Companies & Distributors – 1.1%
Ashtead Group PLC	2,053,884	96,739,981

		678,409,338

Materials – 5.5%
Chemicals – 2.5%
Akzo Nobel NV	850,970	91,338,529
Chr Hansen Holding A/S(b)	371,183	38,351,244
Covestro AG(a)	370,520	22,828,995
Evonik Industries AG	666,570	21,786,525
Tosoh Corp.	3,024,900	47,261,521

		221,566,814

Company	Shares	U.S. $ Value

Construction Materials – 0.5%
Anhui Conch Cement Co., Ltd. - Class H	6,866,000	$43,029,662

Containers & Packaging – 0.6%
Huhtamaki Oyj	947,640	49,144,343

Metals & Mining – 1.9%
Boliden AB	620,780	22,023,621
Evolution Mining Ltd.	27,290,220	105,022,684
Northern Star Resources Ltd.	3,592,260	35,110,685

		162,156,990

		475,897,809

Utilities – 3.6%
Electric Utilities – 3.2%
Cia de Transmissao de Energia Eletrica Paulista (Preference Shares)	6,595,800	35,387,405
EDP - Energias de Portugal SA	27,990,377	175,681,731
Enel SpA	6,474,420	65,875,461

		276,944,597

Gas Utilities – 0.4%
APA Group	5,269,400	39,206,816

		316,151,413

Energy – 3.1%
Oil, Gas & Consumable Fuels – 3.1%
ENEOS Holdings, Inc.	23,493,800	84,382,719
LUKOIL PJSC (Sponsored ADR)	472,330	32,288,479
Repsol SA	5,316,732	53,561,383
Royal Dutch Shell PLC - Class B	2,366,380	40,107,090
Woodside Petroleum Ltd.	3,181,570	55,822,730

		266,162,401

Real Estate – 1.9%
Equity Real Estate Investment Trusts (REITs) – 1.4%
Nippon Building Fund, Inc.	5,262	30,518,018
Vicinity Centres	78,012,129	96,459,629

		126,977,647

Real Estate Management & Development – 0.5%
Aroundtown SA	5,437,860	40,544,301

		167,521,948

Total Common Stocks (cost $7,034,618,850)		8,535,166,279

RIGHTS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Repsol SA, expiring 01/08/2021(b) (cost $1,865,868)	5,316,732	1,823,199

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.03%(e) (f) (g) (cost $124,766,233)	124,766,233	$124,766,233

Total Investments – 99.8% (cost $7,161,250,951)(h)		8,661,755,711
Other assets less liabilities – 0.2%		20,986,511

Net Assets – 100.0%		$8,682,742,222

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	210,079	USD	40,425	01/05/2021	$(19,457)
Bank of America, NA	USD	41,477	BRL	210,079	01/05/2021	(1,032,569)
Bank of America, NA	KRW	15,995,356	USD	14,630	01/14/2021	(72,238)
Bank of America, NA	USD	69,974	KRW	77,710,721	01/14/2021	1,456,043
Bank of America, NA	USD	81,932	INR	6,066,670	01/15/2021	1,048,678
Bank of America, NA	GBP	6,375	USD	8,502	01/21/2021	(216,190)
Bank of America, NA	ILS	321,980	USD	95,728	01/21/2021	(4,498,793)
Bank of America, NA	USD	11,038	CHF	9,758	01/29/2021	(7,258)
Bank of America, NA	USD	43,749	ZAR	676,395	02/04/2021	2,087,817
Barclays Bank PLC	USD	10,114	IDR	143,446,953	01/15/2021	188,870
Barclays Bank PLC	GBP	26,665	USD	35,631	01/21/2021	(838,985)
Barclays Bank PLC	ILS	291,094	USD	89,623	01/21/2021	(989,072)
Barclays Bank PLC	USD	18,921	EUR	15,433	03/17/2021	(36,265)
Barclays Bank PLC	USD	13,498	MYR	55,053	03/25/2021	252,374
BNP Paribas SA	AUD	88,934	USD	66,050	01/12/2021	(2,520,611)
BNP Paribas SA	USD	10,699	SEK	93,174	01/15/2021	627,356
BNP Paribas SA	RUB	2,551,669	USD	34,623	01/22/2021	163,682
BNP Paribas SA	USD	18,179	CNY	118,539	02/10/2021	(29,519)
BNP Paribas SA	USD	167,922	CAD	214,865	02/18/2021	902,947
Citibank, NA	BRL	318,603	USD	61,309	01/05/2021	(29,508)
Citibank, NA	USD	35,129	BRL	187,127	01/05/2021	897,128
Citibank, NA	USD	25,866	BRL	131,476	01/05/2021	(553,748)
Citibank, NA	AUD	84,983	USD	61,052	01/12/2021	(4,472,914)
Citibank, NA	KRW	137,421,932	USD	120,807	01/14/2021	(5,507,940)
Citibank, NA	GBP	14,007	USD	18,680	01/21/2021	(476,864)
Citibank, NA	USD	3,472	ILS	11,313	01/21/2021	49,546
Citibank, NA	TWD	671,496	USD	23,753	01/27/2021	(222,892)
Citibank, NA	USD	7,102	TWD	199,178	01/27/2021	9,589
Citibank, NA	USD	12,740	CHF	11,281	01/29/2021	12,419
Credit Suisse International	USD	14,642	SGD	20,003	01/07/2021	493,008
Credit Suisse International	NOK	127,636	USD	14,605	01/15/2021	(281,059)
Credit Suisse International	SEK	250,374	USD	29,838	01/15/2021	(597,411)
Credit Suisse International	CHF	136,676	USD	153,762	01/29/2021	(736,140)
Credit Suisse International	USD	15,190	ZAR	229,394	02/04/2021	355,586
Deutsche Bank AG	USD	97,635	INR	7,239,173	01/15/2021	1,383,215
Goldman Sachs Bank USA	SGD	20,003	USD	14,739	01/07/2021	(396,185)
Goldman Sachs Bank USA	KRW	119,661,968	USD	109,178	01/14/2021	(812,746)
Goldman Sachs Bank USA	USD	15,287	IDR	229,143,030	01/15/2021	1,170,465
Goldman Sachs Bank USA	USD	50,587	GBP	37,742	01/21/2021	1,032,896
Goldman Sachs Bank USA	USD	3,551	ILS	11,520	01/21/2021	34,696
Goldman Sachs Bank USA	USD	38,437	CNY	251,693	02/10/2021	100,578
HSBC Bank USA	AUD	23,170	USD	17,100	01/12/2021	(764,439)
HSBC Bank USA	USD	49,482	AUD	65,384	01/12/2021	931,420
HSBC Bank USA	KRW	7,600,675	USD	7,016	01/14/2021	29,849
HSBC Bank USA	USD	13,207	KRW	15,009,360	01/14/2021	589,624

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	GBP	66,518	USD	89,056	01/21/2021	$(1,919,924)
HSBC Bank USA	USD	8,577	ILS	28,148	01/21/2021	185,239
HSBC Bank USA	TWD	199,178	USD	7,072	01/27/2021	(39,848)
HSBC Bank USA	CHF	13,019	USD	14,767	01/29/2021	49,996
HSBC Bank USA	CHF	8,102	USD	9,014	01/29/2021	(144,121)
JPMorgan Chase Bank, NA	USD	3,478	ILS	11,326	01/21/2021	47,786
JPMorgan Chase Bank, NA	USD	28,759	ZAR	438,201	02/04/2021	936,554
Morgan Stanley Capital Services, Inc.	BRL	528,682	USD	100,500	01/05/2021	(1,282,810)
Morgan Stanley Capital Services, Inc.	USD	101,734	BRL	528,682	01/05/2021	48,965
Morgan Stanley Capital Services, Inc.	KRW	34,754,048	USD	31,400	01/14/2021	(544,686)
Morgan Stanley Capital Services, Inc.	USD	19,623	INR	1,450,837	01/15/2021	221,638
Morgan Stanley Capital Services, Inc.	GBP	7,991	USD	10,620	01/21/2021	(307,789)
Morgan Stanley Capital Services, Inc.	USD	96,431	GBP	72,906	01/21/2021	3,281,783
Morgan Stanley Capital Services, Inc.	CHF	121,593	USD	133,676	01/29/2021	(3,772,261)
Morgan Stanley Capital Services, Inc.	USD	100,458	BRL	528,682	02/02/2021	1,291,889
Morgan Stanley Capital Services, Inc.	USD	169,002	CAD	216,205	02/18/2021	875,545
Morgan Stanley Capital Services, Inc.	EUR	224,363	USD	273,708	03/17/2021	(831,135)
Morgan Stanley Capital Services, Inc.	USD	28,803	EUR	23,518	03/17/2021	(25,428)
Morgan Stanley Capital Services, Inc.	USD	17,534	MYR	73,074	03/25/2021	717,614
Standard Chartered Bank	SEK	7,226	USD	853	01/15/2021	(25,089)
Standard Chartered Bank	USD	157,590	CNY	1,030,948	02/10/2021	261,975
Standard Chartered Bank	USD	10,248	MXN	205,141	02/25/2021	1,349
Standard Chartered Bank	USD	36,170	MXN	719,383	02/25/2021	(229,419)
State Street Bank & Trust Co.	USD	37,818	THB	1,164,497	01/07/2021	1,049,889
State Street Bank & Trust Co.	AUD	32,543	USD	23,804	01/12/2021	(1,287,197)
State Street Bank & Trust Co.	SEK	607,041	USD	69,757	01/15/2021	(4,035,660)
State Street Bank & Trust Co.	USD	13,802	NOK	127,636	01/15/2021	1,084,369
State Street Bank & Trust Co.	GBP	6,092	USD	8,212	01/21/2021	(119,887)
State Street Bank & Trust Co.	CHF	5,012	USD	5,517	01/29/2021	(148,807)
State Street Bank & Trust Co.	USD	1,711	CNY	11,217	02/10/2021	6,960
State Street Bank & Trust Co.	USD	19,722	NZD	27,640	03/05/2021	171,003
State Street Bank & Trust Co.	USD	33,638	EUR	27,376	03/17/2021	(140,171)
UBS AG	AUD	5,610	USD	4,138	01/12/2021	(187,210)
UBS AG	KRW	8,418,127	USD	7,577	01/14/2021	(160,686)
UBS AG	GBP	7,799	USD	10,413	01/21/2021	(253,612)
UBS AG	USD	10,220	ILS	33,154	01/21/2021	99,927
UBS AG	USD	24,628	CHF	21,819	01/29/2021	36,282

						$(16,381,994)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate market value of these securities amounted to $257,631,404 or 3.0% of net assets.

(b)	Non-income producing security.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,633,973,895 and gross unrealized depreciation of investments was $(149,851,129), resulting in net unrealized appreciation of $1,484,122,766.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

December 31, 2020 (unaudited)

15.7%	Japan
9.7%	China
9.5%	United Kingdom
9.1%	Switzerland
8.3%	Netherlands
7.5%	South Korea
5.7%	Australia
4.5%	Taiwan
4.5%	France
3.2%	Sweden
2.9%	Denmark
2.6%	Germany
2.5%	Canada
12.9%	Other
1.4%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.2% or less in the following: Austria, Belgium, Brazil, Finland, Greece, Hungary, India, Israel, Italy, Norway, Portugal, Russia, Singapore, Spain and United Arab Emirates.

Bernstein Fund, Inc.

International Strategic Equities Portfolio

December 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$456,408,609	$1,084,847,355		$1,143,988	$1,542,399,952
Consumer Discretionary	140,493,484	1,159,538,491		—	1,300,031,975
Financials	69,482,057	1,204,576,767		—	1,274,058,824
Consumer Staples	45,880,708	909,398,639		—	955,279,347
Communication Services	—	844,385,992		—	844,385,992
Health Care	32,844,438	682,022,841		1	714,867,280
Industrials	61,242,961	617,166,377		—	678,409,338
Materials	—	475,897,809		—	475,897,809
Utilities	—	316,151,413		—	316,151,413
Energy	32,288,479	233,873,922		—	266,162,401
Real Estate	—	167,521,948		—	167,521,948
Rights	1,823,199	—		—	1,823,199
Short-Term Investments	124,766,233	—		—	124,766,233

Total Investments in Securities	965,230,168	7,695,381,554	(a)	1,143,989	8,661,755,711

Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	24,186,549	—	24,186,549
Liabilities:
Forward Currency Exchange Contracts	—	(40,568,543)	—	(40,568,543)

Total	$965,230,168	$7,678,999,560	$1,143,989	$8,645,373,717

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31,2020 is as follows:

Fund	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$62,020	$539,865	$477,119	$124,766	$16